ALLOWANCE FOR EXPECTED CREDIT LOSSES (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, derecognition of related party balance	$ 3,200
Related Party receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, derecognition of related party balance	$ 3,200